Earnings per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings per Share
Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	For the Years Ended December 31,
	2013			2012			2011
(in thousands, except per share amounts)	Income	Weighted-average Shares	Per Share Amount	Income	Weighted-average Shares	Per Share Amount	Income	Weighted-average Shares	Per Share Amount
Basic earnings per share:
Net income	$17,260			$10,894			$289
Preferred stock dividends	(80)			(80)			(80)
Income available to common stockholders	17,180	14,142	$1.21	10,814	14,128	$0.77	209	13,919	$0.02
Effect of dilutive securities:
Stock options		148			—			—
Diluted earnings per share:
Income available to common stockholders plus assumed conversions	$17,180	14,290	$1.20	$10,814	14,128	$0.77	$209	13,919	$0.02

There were 603,813 options that were excluded from the computation of diluted earnings per share for the year ended December 31, 2013. For the year ended December 31, 2012 there were 1,273,731 options excluded from the computation of diluted earnings per share and there were 1,076,067 options excluded from the computation of diluted loss per share for the year ended December 31, 2011. These options were excluded because of their anti-dilutive impact.